Average Annual Total Returns - Institutional Shares - Janus Henderson Forty Portfolio	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	39.40%	21.03%	17.02%	13.06%	May 01, 1997	38.49%	21.00%	17.21%	9.50%	18.40%	15.22%	13.88%	8.79%